CONSOLIDATED STATEMENTS OF CASH FLOW - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net loss	$ (30,983,408)	$ (8,841,824)
Items not involving cash
Depreciation	3,447,452	282,450
Gain on changes in fair value of biological assets	(2,818,442)	(163,754)
Fair value changes in financial assets	384,159	(416,667)
Share-based payments	7,498,450	2,822,495
Share of (income) loss from joint venture	(5,753,782)	322,578
Interest expense	225,334
Deferred income tax recovery	(23,611)
Loss on disposal of asset		481
Changes in non-cash operating working capital
Accounts receivable	(3,196,248)	(223,847)
Due from related parties	(1,649,075)	(324,674)
Prepaid expenses	(1,157,943)	(133,245)
Inventory and biological assets	(2,920,781)	(333,027)
Accounts payable and accrued liabilities	6,221,897	(878,853)
Due to related parties	1,636,796	71,901
Net cash flows used in operating activities	(29,089,202)	(7,815,986)
Investing activities
Investment in joint venture (Note 15)	(17,000,000)	(16,229,639)
Acquisition of assets, net of cash acquired (Note 6)	(22,796,513)	68
Acquisition of business, net of cash acquired (Note 6)	(2,000,004)
Deposits on equipment	(981,832)
Purchase of long-term investment		(250,000)
Purchase of plant and equipment	(17,235,075)	(2,257,022)
Purchase of intangible assets	(465,457)
Refundable deposits	(2,000,000)	(196,391)
Net cash flows used in investing activities	(62,478,881)	(18,932,984)
Financing activities
Principal payment on long-term debt	(91,555)
Proceeds from prospectus offering	60,600,000	40,940,674
Share issuance costs	(472,570)	(3,151,360)
Stock option exercises	1,194,531	1,120,060
Warrant exercises	21,856,622	27,918,770
Compensation option exercises		1,226,766
Net cash flows generated from financing activities	83,087,028	68,054,910
(Decrease)/increase in cash and cash equivalents	(8,481,055)	41,305,940
Cash and cash equivalents, beginning of year	44,523,145	3,217,205
Cash and cash equivalents, end of year	$ 36,042,090	$ 44,523,145